Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $) In Thousands, unless otherwise specified		12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Product Liability Contingency [Line Items]
Beginning of period	$ 42,031	$ 45,956	$ 55,600		$ 53,700
Addition due to UCI Acquisition				54,600
Expenditures		(43,600)	(44,900)	(51,300)	(4,000)
Provisions		39,600	35,300	52,300	4,900
End of period	$ 42,031	$ 42,031	$ 45,956	$ 55,600	$ 54,600